Segmented Information - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,442.7	$ 7,902.9
Year - Round Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,802.4	4,307.2
Seasonal Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,291.5	2,370.4
PA&A, OEM Engines and Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,348.8	$ 1,225.3